Property, equipment, intangible assets and leases	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, equipment, intangible assets and leases
15 Property, equipment, intangible assets and leases

(a)    Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Other	Total

Balance as of January 1, 2023	50,054	14,707	2,139	34,123	179,485	30,386	310,894
Additions	9,124	11,328	728	338	44,486	—	66,004
Business combination (i)	35,945	1,881	94	797	816	—	39,533
Write-offs	(1,059)	(158)	(8)	(52)	—	—	(1,277)
Transfers	—	1,501	624	18,041	(20,166)	—	—
Foreign exchange	779	16	1	60	—	—	856
Depreciation in the year	(26,923)	(4,740)	(260)	(7,285)	—	(3,440)	(42,648)
Balance as of December 31, 2023	67,920	24,535	3,318	46,022	204,621	26,946	373,362
Cost	178,361	46,815	4,490	90,191	204,621	34,399	558,877
Accumulated depreciation	(110,441)	(22,280)	(1,172)	(44,169)	—	(7,453)	(185,515)

Balance as of January 1, 2024	67,920	24,535	3,318	46,022	204,621	26,946	373,362
Additions	5,311	5,186	524	455	133,332	—	144,808
Write-offs	(67)	(30)	(20)	—	(14,208)	—	(14,325)
Transfers	(8,069)	7,088	19,034	105,807	(123,860)	—	—
Foreign exchange	82	(101)	—	(136)	120	—	(35)
Disposal	—	—	—	—	(10,000)	—	(10,000)
Depreciation in the year	(19,897)	(4,644)	(3,790)	(11,991)	(92)	(3,440)	(43,854)
Balance as of December 31, 2024	45,280	32,034	19,066	140,157	189,913	23,506	449,956
Cost	133,339	54,916	29,752	183,728	192,965	34,399	629,099
Accumulated depreciation	(88,059)	(22,882)	(10,686)	(43,571)	(3,052)	(10,893)	(179,143)

Balance as of January 1, 2025	45,280	32,034	19,066	140,157	189,913	23,506	449,956
Additions	1,053	74	1,356	330	206,472	—	209,285
Write-offs	(55)	(839)	—	(2,551)	(503)	—	(3,948)
Transfers	(2,707)	3,147	1,243	18,477	(20,160)	—	—
Foreign exchange	(138)	(432)	—	(224)	2,084	—	1,290
Disposal (ii)	—	—	—	—	(135,798)	—	(135,798)
Depreciation in the year	(18,917)	(5,148)	(5,068)	(24,548)	(124)	(3,440)	(57,245)
Balance as of December 31, 2025	24,516	28,836	16,597	131,641	241,884	20,066	463,540
Cost	133,596	57,484	32,155	190,524	241,884	34,399	690,042
Accumulated depreciation	(109,080)	(28,648)	(15,558)	(58,883)	—	(14,333)	(226,502)

(i) Related to fair value adjustments of identifiable assets and goodwill arising from the business combination with Banco Modal.
(ii) The disposal was a non-cash transaction. The amount of R$ 132,003 was recognized in “Accounts receivable” (Note 37.iii) and the loss on disposal (R$3,795) was recorded in the Group’s consolidated statement of income, in “Other operating income (expenses), net” (Note 31).
(b)    Goodwill and intangible assets

	Software	Goodwill	Customer list	Trademarks	Internally developed intangible (ii)	Total

Balance as of January 1, 2023	88,339	595,222	61,504	12,540	86,577	844,182
Additions	22,387	—	58,692	—	49,140	130,219
Business combination (i)	46,916	1,257,605	355,730	29,909	—	1,690,160
Write-offs	(4,945)	(19,420)	—	(3,113)	(2,722)	(30,200)
Transfers	77,964	—	(7,876)	7,090	(77,178)	—
Foreign exchange	—	—	—	—	1,494	1,494
Amortization in the year	(71,680)	—	(35,076)	(11,468)	(15,586)	(133,810)
Balance as of December 31, 2023	158,981	1,833,407	432,974	34,958	41,725	2,502,045
Cost	302,560	1,833,407	555,674	51,110	41,725	2,784,476
Accumulated amortization	(143,579)	—	(122,700)	(16,152)	—	(282,431)

Balance as of January 1, 2024	158,981	1,833,407	432,974	34,958	41,725	2,502,045
Additions	5,042	4,620	—	—	175,742	185,404
Business combination (i)	—	103,544	(1,633)	(39)	—	101,872
Write-offs	(15,127)	—	—	—	—	(15,127)
Transfers	(28,677)	(20,222)	(9,911)	18,245	40,565	—
Foreign exchange	164	—	—	—	223	387
Amortization in the year	(50,770)	—	(62,449)	(14,254)	(12,659)	(140,132)
Balance as of December 31, 2024	69,613	1,921,349	358,981	38,910	245,596	2,634,449
Cost	197,295	1,921,349	492,886	122,797	266,466	3,000,793
Accumulated amortization	(127,682)	—	(133,905)	(83,887)	(20,870)	(366,344)

Balance as of January 1, 2025	69,613	1,921,349	358,981	38,910	245,596	2,634,449
Additions (ii)	5,246	—	—	—	275,036	280,282
Write-offs	(14,547)	—	—	—	(4,863)	(19,410)
Transfers	104,130	—	—	—	(104,130)	—
Foreign exchange	178	—	—	—	(105)	73
Amortization in the year	(38,587)	—	(60,547)	(12,588)	(20,419)	(132,141)
Balance as of December 31, 2025	126,033	1,921,349	298,434	26,322	391,115	2,763,253
Cost	255,635	1,921,349	490,885	121,859	432,482	3,222,210
Accumulated amortization	(129,602)	—	(192,451)	(95,537)	(41,367)	(458,957)

(i) Related to fair value adjustments of identifiable assets and goodwill arising from the business combination with Banco Modal.
(ii) The addition is related to the development of internal software.
(c)    Impairment test for goodwill
Given the interdependency of cash flows and the merger of business practices, all Group’s entities are considered a single cash generating unit (“CGU”) and, therefore, a goodwill impairment test is performed at the single operating level. Therefore, the carrying amount considered for the impairment test represents the Company’s equity.
The Group tests whether goodwill has suffered any impairment on an annual basis or more frequently if there is an impairment indicator. For the years ended December 31, 2025 and 2024, the recoverable amount of the single CGU was determined based on value-in-use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period.
Cash flows beyond the five-year period are extrapolated using the estimated growth rates, which are consistent with forecasts included in industry reports specific to the industry in which the Group operates.
The Group performed its annual impairment test as of December 31, 2025 and 2024 which did not result in the need to recognize impairment losses on the carrying value of goodwill.
Key assumptions used in value-in-use calculations and sensitivity to changes in assumptions are:

Assumption	Approach used to determine values

Sales	Average annual growth rate over the five-year forecast period; based on management’s expectations of market development.
Budgeted gross margin	Based on management’s expectations for the future.
Other operating costs
Fixed costs, which do not vary significantly with sales volumes or prices. Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost saving measures. The amounts disclosed above are the average operating costs for the five-year forecast period.

Annual capital expenditure	Expected cash costs. This is based on the experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value-in-use model as a result of this expenditure.
Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.
The long-term growth rate utilized in the impairment test of goodwill is 3.60%.
Discount rates represent the current market assessment of the risks specific to the Group, taking into consideration the time value of the money and risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and is derived from its weighted average cost of capital (WACC). The WACC take into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group has. Adjustments to the discount rate are made to factor in the specific amount and timing of the future tax flows in order to reflect a pre-tax discount rate. The average pre-tax discount rate applied to cash flow projections is 13.80% (December 31, 2024 – 14.50%).
d)    Leases
Set out below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities (ii)

As of January 1, 2023	258,491	285,638
Additions (i)	90,851	116,774
Business combination (Note 5(ii))	17,493	19,802
Depreciation expense	(75,955)	—
Write-offs	(114)	(675)
Interest expense	(3,864)	22,927
Revaluation	1,187	—
Effects of exchange rate	(6,285)	(6,967)
Payment of lease liabilities	—	(132,737)
As of December 31, 2023	281,804	304,762
Current	—	123,978
Non-Current	281,804	180,784

As of January 1, 2024	281,804	304,762
Additions (i)	160,257	157,750
Depreciation expense	(81,339)	—
Interest expense	—	19,135
Revaluation	1,304	—
Cancellation/expiration	(65,050)	(65,050)
Effects of exchange rate	16,165	20,716
Payment of lease liabilities	—	(125,966)
As of December 31, 2024	313,141	311,347
Current	—	40,756
Non-Current	313,141	270,591

As of January 1, 2025	313,141	311,347
Additions (i)	136,513	136,547
Depreciation expense	(83,732)	—
Interest expense	—	14,736
Revaluation	1,304	—
Cancellation/expiration	(19,008)	(19,008)
Effects of exchange rate	(7,632)	(9,055)
Payment of lease liabilities	—	(123,150)
As of December 31, 2025	340,586	311,417
Current	85,872	62,340
Non-Current	254,714	249,077

(i)Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.
(ii)Note 19b.
Payments associated with short-term leases and leases of low‑value assets are recognized, on a straight‑line basis, as an expense in the consolidated statement of income. The Group did not recognize expenses from short-term leases and leases of low-value assets for the period ended December 31, 2025 and 2024.